Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Assets Disclosure

	2022	2021

Costs incurred for the issuance of shares (i)	—	5,159
Refundable obligations	15,640	11,166
Advance payments (ii)	16,466	515
Others	2,955	1,763
	35,060	18,603

Current	30,286	18,019
Non-current	4,774	584

(i) Refers mainly to legal and accounting advisory.
(ii) Refers mainly to insurance policy paid in advance that amounts R$15,065 and to social benefits paid in advance to employees